Fees Summary	May 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 998,495,000
Previously Paid Amount	0
Total Fee Amount	152,869.59
Total Offset Amount	0
Net Fee	$ 152,869.59